Nature of Business and Liquidity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Disclosure of detailed information about borrowings [line items]
Cash	$ 13,857	$ 6,931
Secured convertible debt	56,984	49,067	$ 42,154
Secured non-convertible debt	178,483	$ 92,268
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Cash	13,857
Working capital deficiency	225,359
Secured convertible debt	56,984
Secured non-convertible debt	$ 178,483